Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 12,320	$ 14,621
Restricted short-term bank deposits	74	70
Other receivables and prepaid expenses	169	389
TOTAL CURRENT ASSETS	12,563	15,080
NON-CURRENT ASSETS:
Property and equipment, net	785	1,194
Right-of-use assets, net	65	101
Investments in a joint venture accounted for using the equity method	404	272
TOTAL NON-CURRENT ASSETS	1,254	1,567
TOTAL ASSETS	13,817	16,647
CURRENT LIABILITIES:
Current maturities of long-term loans from related party	1,130	220
Current maturities of other long-term loan	32
Accounts payable and accruals:
Trade	54	46
Other	755	510
Current maturities of lease liabilities	90	127
TOTAL CURRENT LIABILITIES	2,061	903
NON-CURRENT LIABILITIES:
Long-term loans from related party, net of current maturities		882
Other long-term loan	90	129
TOTAL NON-CURRENT LIABILITIES	90	1,011
TOTAL LIABILITIES	2,151	1,914
EQUITY:
Common shares	98	98
Share premium	23,121	23,121
Foreign currency translation reserve	(1,739)	(103)
Accumulated deficit	(9,814)	(8,383)
TOTAL EQUITY	11,666	14,733
TOTAL LIABILITIES AND EQUITY	$ 13,817	$ 16,647